Employees - Summary of Assumptions for Pension Plans Representing Approximately 68% of Defined Benefit Pension Liability (Detail) - yr	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
United Kingdom [Member]
Disclosure of defined benefit plans [line items]
Discount rate	2.80%	2.50%
Inflation	3.20%	3.10%
Rate of increase in salaries	3.10%	3.00%
Number of years a current pensioner is expected to live beyond age 65 - Men	22.1	22.1
Number of years a current pensioner is expected to live beyond age 65 - Women	24.0	24.0
Number of years a future pensioner currently aged 45 is expected to live beyond age 65 - Men	22.7	22.6
Number of years a future pensioner currently aged 45 is expected to live beyond age 65 - Women	25.6	25.6
United Kingdom [Member] | Pensions in payment [Member]
Disclosure of defined benefit plans [line items]
Rate of increase for pensions in payment (where provided)	3.10%	3.00%
United Kingdom [Member] | Pensions in deferment [Member]
Disclosure of defined benefit plans [line items]
Rate of increase for pensions in deferment (where provided)	3.10%	3.00%
Netherlands [Member]
Disclosure of defined benefit plans [line items]
Discount rate	1.80%	1.80%
Inflation	1.60%	1.70%
Rate of increase in salaries	2.10%	2.20%
Number of years a current pensioner is expected to live beyond age 65 - Men	22.5	22.5
Number of years a current pensioner is expected to live beyond age 65 - Women	24.0	24.3
Number of years a future pensioner currently aged 45 is expected to live beyond age 65 - Men	24.4	24.6
Number of years a future pensioner currently aged 45 is expected to live beyond age 65 - Women	26.1	26.6
Netherlands [Member] | Pensions in payment [Member]
Disclosure of defined benefit plans [line items]
Rate of increase for pensions in payment (where provided)	1.60%	1.70%
Netherlands [Member] | Pensions in deferment [Member]
Disclosure of defined benefit plans [line items]
Rate of increase for pensions in deferment (where provided)	1.60%	1.70%